Leases - Right of use assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Balance at beginning of period	$ 5,175	$ 5,643
Remeasurement of right-of-use assets	669	551
Additions in right-of-use assets	2,372	726
Depreciation	(1,776)	(108)
Disposals	(176)	(1,637)
Balance at end of period	6,264	5,175
Branch offices
Right-of-use assets
Balance at beginning of period	4,999	5,435
Remeasurement of right-of-use assets	669	551
Additions in right-of-use assets	2,372	663
Depreciation	(1,651)	(108)
Disposals	(176)	(1,542)
Balance at end of period	6,213	4,999
Furniture and equipment
Right-of-use assets
Balance at beginning of period	176	208
Additions in right-of-use assets		63
Depreciation	(125)
Disposals		(95)
Balance at end of period	$ 51	$ 176